Schedule of Investments (unaudited)
December 31, 2025
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 44.4%
BlackRock Technology Opportunities Fund, Class K	201,436	$ 15,758,318
International Tilts Master Portfolio	$ 16,635,133	16,635,133
iShares Core MSCI Emerging Markets ETF	464,438	31,219,522
iShares Core S&P 500 ETF	46,957	32,162,728
iShares MSCI EAFE Value ETF	244,951	17,491,951
iShares MSCI Global Gold Miners ETF	121,155	8,921,854
iShares MSCI U.S.A. Momentum Factor ETF(b)	66,855	16,734,475
iShares MSCI U.S.A. Quality Factor ETF	122,271	24,285,466
iShares S&P 100 ETF(b)	116,217	39,858,945
iShares S&P 500 Growth ETF(b)	334,385	41,216,295
iShares S&P 500 Value ETF	224,519	47,613,744
iShares U.S. Equity Factor Rotation Active ETF	788,398	47,942,483
iShares U.S. Thematic Rotation Active ETF	415,752	16,031,397
		355,872,311
Fixed-Income Funds — 55.5%
BlackRock Securitized Income Fund, Institutional Class	4,379,707	39,767,741
BlackRock Strategic Income Opportunities Portfolio, Class K	6,554,302	64,101,078
BlackRock Total Return Fund, Class K	11,022,507	110,445,524
iShares 10-20 Year Treasury Bond ETF	853,937	86,819,775
iShares Convertible Bond ETF	170,965	16,840,052
iShares Core International Aggregate Bond ETF	623,376	31,175,034
iShares Core Total USD Bond Market ETF	683,231	31,797,571
iShares Flexible Income Active ETF	899,812	47,483,079
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	164,426	15,830,935
		444,260,789
Total Long-Term Investments — 99.9% (Cost: $723,382,225)		800,133,100

Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(a)(c)(d)	32,595,287	$ 32,611,585
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(a)(c)	4,281,974	4,281,974
Total Short-Term Securities — 4.6% (Cost: $36,893,447)		36,893,559
Total Investments — 104.5% (Cost: $760,275,672)		837,026,659
Liabilities in Excess of Other Assets — (4.5)%		(36,144,687)
Net Assets — 100.0%		$ 800,881,972

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 38,173,490	$ —	$ (5,563,577)(a)	$ (1,434)	$ 3,106	$ 32,611,585	32,595,287	$ 14,310 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,615,596	2,666,378 (a)	—	—	—	4,281,974	4,281,974	12,756	—
BlackRock Securitized Income Fund, Institutional Class	37,392,695	2,920,755	(497,366)	(1,209)	(47,134)	39,767,741	4,379,707	640,344	—
BlackRock Strategic Income Opportunities Portfolio, Class K	60,188,652	4,780,232	(795,787)	(3,210)	(68,809)	64,101,078	6,554,302	1,055,338	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$ 16,691,839	$ 1,632,722	$ (1,362,653)	$ 26,196	$ (1,229,786)	$ 15,758,318	201,436	$ 221,144	$ 745,457
BlackRock Total Return Fund, Class K	106,048,630	6,034,227	(1,392,626)	(12,440)	(232,267)	110,445,524	11,022,507	1,306,653	119,673
International Tilts Master Portfolio	16,449,265	—	(973,228)(a)(c)	843,474	315,622	16,635,133	$16,635,133	334,637	—
iShares 0-5 Year TIPS Bond ETF(d)	22,343,124	982,389	(23,214,730)	70,915	(181,698)	—	—	138,260	—
iShares 10-20 Year Treasury Bond ETF	82,836,505	6,244,201	(1,093,458)	(21,612)	(1,145,861)	86,819,775	853,937	1,215,591	—
iShares Convertible Bond ETF	17,080,436	734,556	(688,097)	(13,947)	(272,896)	16,840,052	170,965	99,269	—
iShares Core International Aggregate Bond ETF	29,959,868	2,359,066	(397,730)	(3,323)	(742,847)	31,175,034	623,376	929,678	—
iShares Core MSCI Emerging Markets ETF	23,552,161	7,680,216	(531,819)	2,180	516,784	31,219,522	464,438	519,231	—
iShares Core S&P 500 ETF	47,163,563	1,989,223	(17,549,565)	7,021,420	(6,461,913)	32,162,728	46,957	112,756	—
iShares Core Total USD Bond Market ETF	23,913,231	9,317,275	(1,321,981)	(2,629)	(108,325)	31,797,571	683,231	390,494	—
iShares Flexible Income Active ETF	45,177,228	3,321,409	(596,206)	(4,763)	(414,589)	47,483,079	899,812	958,380	121,473
iShares J.P. Morgan USD Emerging Markets Bond ETF	15,015,937	842,867	(198,703)	13	170,821	15,830,935	164,426	253,435	—
iShares MSCI EAFE Value ETF	15,981,969	1,045,910	(397,762)	13,978	847,856	17,491,951	244,951	384,834	—
iShares MSCI Global Gold Miners ETF	—	7,925,095	(27,997)	440	1,024,316	8,921,854	121,155	45,430	—
iShares MSCI U.S.A. Momentum Factor ETF	16,643,861	704,692	(206,876)	(4,288)	(402,914)	16,734,475	66,855	44,659	—
iShares MSCI U.S.A. Quality Factor ETF	38,155,843	1,620,617	(15,709,337)	1,856,675	(1,638,332)	24,285,466	122,271	74,364	—
iShares S&P 100 ETF	37,488,768	1,734,266	(510,215)	(5,805)	1,151,931	39,858,945	116,217	97,769	—
iShares S&P 500 Growth ETF	39,415,442	1,679,540	(702,702)	12,746	811,269	41,216,295	334,385	43,516	—
iShares S&P 500 Value ETF	29,448,946	17,411,122	(456,605)	420	1,209,861	47,613,744	224,519	222,001	—
iShares U.S. Equity Factor Rotation Active ETF	45,231,642	2,072,293	(603,563)	(4,781)	1,246,892	47,942,483	788,398	107,018	—
iShares U.S. Thematic Rotation Active ETF	—	15,563,564	(48,778)	386	516,225	16,031,397	415,752	4,940	—
				$ 9,769,402	$ (5,132,688)	$ 837,026,659		$ 9,226,807	$ 986,603

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 40/60 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 783,497,967	$ —	$ —	$ 783,497,967
Short-Term Securities
Money Market Funds	36,893,559	—	—	36,893,559
	$ 820,391,526	$ —	$ —	820,391,526
Investments valued at NAV(a)				16,635,133
				$ 837,026,659

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund